ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURY PLUSSM

Supplement dated as of May 21, 2013 to the Contract Prospectus and Statement of Additional
Information, each dated April 29, 2011, as amended
The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2011, as amended. Please read it carefully and keep it with your Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

The information pertaining to ReliaStar Life Insurance Company under the heading “The Company” in the
Contract Prospectus and the first two paragraphs under the heading “General Information and History” in the SAI are deleted and replaced with the following:

ReliaStar Life Insurance Company (the “Company” “we”, “us”, “our”) issues the contracts described in the contract prospectus and statement of additional and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the
Company assumed responsibilities for Northern’s obligations under the contracts. Until May 7, 2013, we were an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc.
and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

X.100208-13GW	Page 1 of 10	May 2013

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH
THE CONTRACTS

The following table reflects variable investment option name changes since your last prospectus supplement:

New Fund Name	Former Fund Name
ING Columbia Contrarian Core Portfolio	ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Invesco Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio
ING Multi-Manager Large Cap Core Portfolio	ING Pioneer Fund Portfolio

The following chart lists the variable investment options that are, effective May 1, 2013, available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting our Administrative Service Center at: ING Service Center, P.O. Box 5050 Minot, ND 58702-
5050, calling 1-877-884-5050 or by accessing the Securities and Exchange Commission (“SEC”) website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
American Funds – Growth Fund (Class 2)	Seeks growth of capital by investing primarily
in common stocks and seeks to invest in
Investment Adviser: Capital Research and Management	companies that appear to offer superior
CompanySM	opportunities for growth of capital.
American Funds – Growth-Income Fund (Class 2)	Seeks capital growth over time and income by
investing primarily in common stocks or other
Investment Adviser: Capital Research and Management	securities that demonstrate the potential for
CompanySM	capital appreciation and/or dividends.
American Funds – International Fund (Class 2)	Seeks growth of capital over time by investing
primarily in common stocks of companies
Investment Adviser: Capital Research and Management	located outside the United States.
CompanySM

X.100208-13GW	Page 2 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio (Initial Class)		Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity® VIP Equity-Income Portfolio (Initial Class)		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: FMR		achieve a yield which exceeds the composite
yield on the securities comprising the S&P
Subadvisers: FMRC and other investment advisers		500® Index.
Fidelity® VIP Index 500 Portfolio (Initial Class)		Seeks investment results that correspond to the
total return of common stocks publicly traded
Investment Adviser: FMR		in the United States, as represented by the S&P
500® Index.
Subadvisers: Geode Capital Management, LLC (“Geode”)
and FMRC
Fidelity® VIP Investment Grade Bond Portfolio		Seeks as high a level of current income as is
(Initial Class)		consistent with the preservation of capital.

Investment Adviser: FMR

Subadvisers: Fidelity Investments Money Management, Inc.
(“FIMM”) and other investment advisers
Fidelity® VIP Money Market Portfolio (Initial Class)		Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: FMR		liquidity.

Subadvisers: FIMM and other investment advisers
Franklin Small Cap Value Securities Fund (Class 2)		Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC		80% of its net assets in investments of small
capitalization companies.
ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
(Class I)		secondary objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Baron Growth Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio (Class I)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC

X.100208-13GW	Page 3 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Clarion Global Real Estate Portfolio (Class I)		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Columbia Contrarian Core Portfolio (Class I)		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC
ING FMRSM Diversified Mid Cap Portfolio* (Class S)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMRSM is a service mark of Fidelity Management & Research
Company
ING Global Resources Portfolio (Class S)		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio (Class I)		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible into
common stock. It is anticipated that capital
Subadviser: ING Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.
ING Index Plus LargeCap Portfolio (Class I)		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio (Class I)		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio (Class I)		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio (Class I)		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: ING Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.

X.100208-13GW	Page 4 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio (Class S)		Seeks investment (before fees and expenses)
results that correspond to the total return (which
Investment Adviser: ING Investments, LLC		includes capital appreciation and income) of a
widely accepted international index.
Subadviser: ING Investment Management Co. LLC
ING International Value Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio (Class I)		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Equity and Income Portfolio (Class I)		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Growth and Income Portfolio (Class S)		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio (Class S)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio (Class I)		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio (Class I)		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio (Class I)		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

X.100208-13GW	Page 5 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Limited Maturity Bond Portfolio (Class S)		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: ING Investment Management Co. LLC		factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
ING Liquid Assets Portfolio (Class I)		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio (Class S)		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
ING MidCap Opportunities Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Multi-Manager Large Cap Core Portfolio (Class S)		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company
ING Oppenheimer Global Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio (Class I)		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING Pioneer High Yield Portfolio (Class I)		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

X.100208-13GW	Page 6 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Pioneer Mid Cap Value Portfolio (Class S)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio (Class I)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Index Portfolio (Class I)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Mid Cap Growth Index Portfolio		Seeks investment results (before fees and
(Class S)		expenses) that correspond to the total return
(which includes capital appreciation and
Investment Adviser: ING Investments, LLC		income) of the Russell Midcap® Growth Index.

Subadviser: ING Investment Management Co. LLC
ING SmallCap Opportunities Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution 2015 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2015. On the Target Date, the
Subadviser: ING Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Solution 2025 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2025. On the Target Date, the
Subadviser: ING Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Solution 2035 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2035. On the Target Date, the
Subadviser: ING Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

X.100208-13GW	Page 7 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution 2045 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2045. On the Target Date, the
Subadviser: ING Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Solution Income Portfolio (Class I(1)		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
(Class I)(1)		capital growth, both realized and unrealized)
consistent with preservation of capital.
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Growth Portfolio (Class I)(1)		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio (Class I)(1)		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Capital Appreciation Portfolio (Class S)		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio (Class I)		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio (Class I)		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

X.100208-13GW	Page 8 of 10	May 2013

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio (Class I)		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING U.S. Stock Index Portfolio (Class I)		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
Lord Abbett Series Fund – Mid Cap Stock Portfolio (Class		The Fund seeks capital appreciation through
VC)		investments, primarily in equity securities,
which are believed to be undervalued in the
Investment Adviser: Lord, Abbett & Co. LLC		marketplace.
Neuberger Berman AMT Socially Responsive Portfolio®		Seeks long-term growth of capital by investing
(Class I)		primarily in securities of companies that meet
the fund’s financial criteria and social policy.
Investment Adviser: Neuberger Berman Management LLC

Subadviser: Neuberger Berman LLC
PIMCO VIT Real Return Portfolio (Administrative Class)		Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management		investment management.
Company LLC (PIMCO)
Pioneer High Yield VCT Portfolio (Class I)		Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.		appreciation.
Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

(1) These funds are structured as fund of funds that invest directly in shares of the underlying funds. A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

Effective December 19, 2007, ING Balanced Portfolio was closed to any new investment (including loan repayments) or transfers. Contract holders who have an account value in the ING Balanced Portfolio may leave their account value in this investment option, but future allocations and transfers are not allowed.

X.100208-13GW	Page 9 of 10	May 2013

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING RETAINED
ASSET ACCOUNT

The following updates information regarding payment of death benefits or proceeds:

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact our ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-
5050 or www.ingservicecenter.com. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current contract prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the
Company at:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.100208-13GW	Page 10 of 10	May 2013